UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

BNY Mellon Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/20

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Strategic Beta Emerging Markets Equity Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Strategic Beta Emerging Markets Equity Fund

SEMIANNUAL REPORT April 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Strategic Beta Emerging Markets Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Strategic Beta Emerging Markets Equity Fund, covering the six-month period from November 1, 2019 through April 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 and widespread quarantine roiled markets during the first several months of 2020; stocks posted historic losses in March 2020 but regained some ground in April.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in November and December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight to quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widened. The Fed cut rates twice in March, and the government launched a large stimulus package. In April 2020, bond prices began to recover some of their prior losses.

The near-term outlook for the U.S. will be challenging, as the country continues to face COVID-19. However, we believe that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
May 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2019 through April 30, 2020, as provided by portfolio Peter D. Goslin, CFA, Syed A. Zamil, CFA and Tao Wang of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2020, the BNY Mellon Strategic Beta Emerging Markets Equity Fund Class A shares produced a total return of -16.08, Class C shares returned -16.37%, Class I shares returned -15.99% and Class Y shares returned -15.96%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of -10.50% for the same period.2

Emerging markets lost value during the reporting period, due primarily to volatility caused by COVID-19 and falling oil prices. The fund produced lower returns than the Index, due in part to stock selection in the communication services and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies organized or with their principal place of business, or a majority of assets or business, in emerging-market countries.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of emerging-market companies based on fundamental company information. In this manner, the portfolio managers employ a “strategic-beta” strategy to select and weight stocks for the fund’s portfolio, using characteristics other than market capitalization. The portfolio managers first weight each stock based on the company’s economic size, determined by a combination of accounting metrics, including sales, earnings before interest, taxation, depreciation and amortization (EBITDA), and net total payout (including dividends and share repurchases). Next, companies are ranked based on the quality and growth of their earnings. These metrics seek to identify high-quality companies with sustainable and growing earnings and consistency of performance relative to the stocks of emerging-market companies in general. A company’s sales, earnings quality and earnings growth contribute, in part, to its overall beta. The final step in the portfolio construction process is to exclude companies with the lowest expected performance based on the above metrics of earnings quality and earnings growth.

The fund’s portfolio managers manage risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

A Tale of Two Markets

Emerging markets rose strongly in the final two months of 2019. The global economic environment remained sluggish, but sentiment improved as China and the U.S. reached a “Phase One” trade agreement. The People’s Bank of China cut its bank-funding rate but did not aggressively stimulate the economy. The positive sentiment carried over into the new year; however, the strong emerging-market equity index gains that had accumulated by mid-January started to reverse as optimism about the “Phase One” U.S.-China trade agreement was replaced by escalating tensions between the U.S. and Iran, following a drone attack by

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

the U.S. that killed a senior Iranian general, and as fears grew over the potential impact of the COVID-19 outbreak in China.

By mid-March 2020, emerging markets, along with all global markets, had suffered substantial falls, as COVID-19 spread across the world, and many countries went into lockdown, essentially freezing large parts of the global economy. The situation was exacerbated by a breakdown in the OPEC (Organization of the Petroleum Exporting Countries) alliance, led by Russia seeing an opportunity to disrupt higher-cost competition in the U.S. In recognition of the worsening economic conditions brought by the global pandemic, many global authorities—including the central People’s Bank of China—intervened, with an unprecedented level of stimulus being directed at markets, ultimately followed by very significant measures from the U.S. Federal Reserve (the “Fed”) and European Central Bank to underpin markets and economies. The fiscal and monetary measures helped emerging markets recover some of their losses in April, as investors looked beyond the economic damage caused by the pandemic. Meanwhile, energy-related stocks continued to sustain losses, with West Texas Intermediate oil futures prices turning negative, as overproduction issues caused shortages of storage capacity.

From a factor standpoint, investors rewarded growth and momentum characteristics, while penalizing value, quality and dividend yield during the period.

Fund Returns Driven by Security Selection

Stock selections within the communication services and consumer discretionary sectors contributed to underperformance. The fund was underweight Hong Kong-based online advertising company Tencent Holdings during the period. The stock price rose during the six months, detracting from relative performance. Within the consumer discretionary sector, an underweight to Hong Kong-based Alibaba Group Holding was also a leading detractor from relative returns. The online retailer’s stock rose during the period, due to an increase in online shopping during shelter-in-place orders. From a country perspective, other companies located in China and South Korea also weighed on relative results during the six months.

Conversely, the fund’s relative performance was helped during the reporting period by its positioning in the financials and materials sectors. Avoiding exposure to Brazil-based financials company Itaú Unibanco Holding was among the largest contributors to relative performance. Many financial companies, banks in particular, had difficulties during the period due in part to the falling rate environment and investors’ concerns over possible future loan defaults. Elsewhere in the markets, Taiwan-based technology company Hon Hai Precision Industry was also a top performing position. From a country perspective, India, Taiwan and Brazil were the largest contributors for the reporting period.

A Model-Driven Strategy

We continue to position the portfolio based on our stock selection model. It remains our goal to systematically capture exposures to persistent return premiums, such as value, quality and growth; and we maintain a position in stocks we believe exhibit attractive value, quality and growth characteristics. It is our opinion that the portfolio is positioned to benefit from the current market environment. We continue to look for opportunities and names that fit our profile and are currently finding opportunities with companies within the information technology sector, as well as in companies based in South Korea and Taiwan. Based on our model outputs, we have found fewer opportunities in consumer discretionary and communications services companies, as well as companies located in Hong Kong and India.

May 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through February 28, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of emerging markets. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Strategic Beta Emerging Markets Equity Fund from November 1, 2019 to April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$4.57	$7.99	$3.43	$3.43
Ending value (after expenses)	$839.20	$836.30	$840.10	$840.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.02	$8.77	$3.77	$3.77
Ending value (after expenses)	$1,019.89	$1,016.16	$1,021.13	$1,021.13

†Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 88.7%
Argentina - .0%
Pampa Energia, ADR	645	[a]	6,656
Brazil - 3.5%
Atacadao	2,300	[a]	8,497
B3 - Brasil Bolsa Balcao	4,250		29,894
Banco Bradesco	3,552		11,555
Banco do Brasil	6,200		32,300
Banco Santander Brasil	3,100		15,255
BB Seguridade Participacoes	6,200		30,237
BRF	5,700	[a]	20,482
CCR	3,500		7,994
Centrais Eletricas Brasileiras	1,100		4,954
Cia Brasileira de Distribuicao	1,200		14,752
Cia de Saneamento Basico do Estado de Sao Paulo	1,900		14,088
Cia Siderurgica Nacional	11,100		18,289
Cogna Educacao	2,000		2,030
Cosan	3,000	[a]	33,283
Embraer	2,900	[a]	4,565
Engie Brasil Energia	1,150		8,315
Equatorial Energia	2,600	[a]	8,807
Hypera	400		2,141
IRB Brasil Resseguros	2,300		4,365
JBS	20,400		89,097
Klabin	300		988
Localiza Rent a Car	1,453		9,181
Lojas Renner	1,494		10,575
M Dias Branco	300		1,782
Multiplan Empreendimentos Imobiliarios	300		1,150
OdontoPrev	1,000		2,821
Petrobras Distribuidora	6,800		24,672
Petroleo Brasileiro	16,800		57,834
Porto Seguro	800		6,719
Raia Drogasil	400		7,751
Sul America	1,007		8,305
Suzano	1,591	[a]	11,504
Tim Participacoes	9,500		22,100
Ultrapar Participacoes	6,700		17,952
Vale	13,900		115,256
WEG	1,230		8,991
			668,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Chile - .7%
AES Gener	11,614		1,711
Aguas Andinas, Cl. A	11,491		3,854
Banco de Chile	66,700		5,880
Banco de Credito e Inversiones	46		1,708
Banco Santander Chile	188,469		8,093
Cencosud	11,968		14,478
Cia Cervecerias Unidas	1,157		8,315
Colbun	43,324		6,357
Empresas CMPC	3,146		6,782
Empresas COPEC	2,050		12,812
Enel Americas	271,331		44,523
Enel Chile	270,626		22,038
LATAM Airlines Group	1,326		5,011
			141,562
China - 22.4%
3SBio	500	[a,b]	506
AAC Technologies Holdings	800	[a,c]	3,838
Agile Group Holdings	12,000		13,278
Agricultural Bank of China, Cl. H	132,300		54,903
Air China, Cl. H	26,000		18,562
Alibaba Group Holding, ADR	1,067	[a]	216,249
Aluminum Corp. of China, Cl. H	36,300	[a]	7,687
Angang Steel, Cl. H	13,000		3,522
Anhui Conch Cement, Cl. H	10,500		81,296
ANTA Sports Products	3,200		27,341
AviChina Industry & Technology, Cl. H	5,600		2,185
BAIC Motor, Cl. H	46,000	[a,b]	20,329
Bank of China, Cl. H	389,200		147,174
Bank of Communications, Cl. H	61,200		38,269
Beijing Capital International Airport, Cl. H	3,600	[a]	2,419
CGN Power, Cl. H	64,800	[b]	16,016
China Cinda Asset Management, Cl. H	20,800	[a]	3,992
China CITIC Bank, Cl. H	57,000		27,767
China Coal Energy, Cl. H	66,000		17,402
China Communications Construction, Cl. H	72,800		48,020
China Communications Services, Cl. H	22,500		15,718
China Conch Venture Holdings	500		2,367
China Construction Bank, Cl. H	507,050		408,813
China Everbright Bank, Cl. H	10,000		4,229
China Evergrande Group	11,000		19,036
China Huishan Dairy Holdings	1,900	[a,d]	0

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
China - 22.4% (continued)
China Life Insurance, Cl. H	41,000		86,443
China Longyuan Power Group, Cl. H	19,500		9,575
China Medical System Holdings	1,200		1,412
China Merchants Bank, Cl. A	200	[a]	980
China Merchants Bank, Cl. H	15,900	[a]	75,747
China Minsheng Banking, Cl. H	53,500	[a]	39,594
China National Building Material, Cl. H	75,600		94,417
China Pacific Insurance Group, Cl. H	21,600		70,138
China Petroleum & Chemical, Cl. H	246,800		122,864
China Railway Construction, Cl. H	50,700	[a]	55,376
China Railway Group, Cl. H	82,200	[a]	49,487
China Resources Pharmaceutical Group	26,500	[b]	16,765
China Shenhua Energy, Cl. H	46,000		81,274
China Telecom, Cl. H	207,000		70,903
China Tower, Cl. H	98,000	[b]	21,865
China Vanke, Cl. H	18,700	[a]	60,947
Chongqing Changan Automobile, Cl. B	2,100	[a]	1,006
CIFI Holdings Group	14,000		10,375
CNOOC	164,500		184,658
Cosco Shipping Holdings, Cl. H	24,500	[a]	7,051
Country Garden Holdings	62,100		78,321
Country Garden Services Holdings	2,885		13,316
CRRC, Cl. H	9,600		5,006
CSPC Pharmaceutical Group	5,500		10,724
Datang International Power Generation, Cl. H	74,000	[a]	10,706
Dongfeng Motor Group, Cl. H	23,500		15,302
ENN Energy Holdings	5,300		58,911
Fosun International	3,400		4,221
Fuyao Glass Industry Group, Cl. H	400	[a,b]	865
GF Securities, Cl. H	1,100		1,196
Gome Retail Holdings	62,200	[a]	7,189
Great Wall Motor, Cl. H	13,500		9,080
Guangzhou Automobile Group, Cl. H	12,880	[a]	11,402
Guangzhou R&F Properties, Cl. H	6,100		7,650
Haitian International Holdings	1,800		3,235
Haitong Securities, Cl. H	18,400	[a]	16,696
Hengan International Group	6,000		52,845
Huadian Power International, Cl. H	26,000	[a]	8,999
Huaneng Power International, Cl. H	80,700		30,444
Industrial & Commercial Bank of China, Cl. H	289,700		194,471
Inner Mongolia Yitai Coal, Cl. B	32,800	[a]	20,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
China - 22.4% (continued)
JD, ADR	3,230	[a]	139,213
Jiangsu Expressway, Cl. H	6,700	[a]	7,974
Jiangxi Copper, Cl. H	37,400		35,922
Kingsoft	600		2,045
Legend Holdings, Cl. H	11,900	[b]	13,862
Lenovo Group	185,000		99,059
Longfor Group Holdings	5,700	[b]	28,249
Metallurgical Corp. of China, Cl. H	70,000	[a]	12,202
NetEase, ADR	276		95,209
New China Life Insurance, Cl. H	4,200	[a]	14,265
New Oriental Education & Technology Group, ADR	93	[a]	11,872
PetroChina, Cl. H	113,000		40,446
PICC Property & Casualty, Cl. H	58,000	[a]	54,478
Ping An Insurance Group Company of China, Cl. H	20,400		206,851
Postal Savings Bank of China, CI. H	45,000	[b]	26,719
Semiconductor Manufacturing International	4,510	[a,c]	8,566
Shanghai Electric Group, Cl. H	12,200	[a]	3,738
Shanghai Fosun Pharmaceutical Group, Cl. H	500	[a]	1,901
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	2,056	[a]	1,696
Shanghai Pharmaceuticals Holding, Cl. H	5,300	[a]	9,318
Shenzhou International Group Holdings	1,400		15,925
Shui On Land	107,000		18,852
SINA	46	[a]	1,553
Sino-Ocean Group Holding	31,500		8,249
Sinopec Engineering Group, Cl. H	19,900		9,505
Sinopec Shanghai Petrochemical, Cl. H	26,900		7,278
Sinopharm Group, Cl. H	16,400		44,211
Sinotrans, Cl. H	12,900		3,130
SOHO China	18,000	[a]	8,428
Sunac China Holdings	8,600		37,210
Sunny Optical Technology Group	1,000		13,856
Tencent Holdings	2,800		148,549
The People's Insurance Company Group of China, Cl. H	62,000	[a]	19,961
Tingyi Cayman Islands Holding	14,000		24,780
TravelSky Technology, Cl. H	1,800		3,123
Trip.Com Group, ADR	553	[a]	14,245
Vipshop Holdings, ADR	4,521	[a]	72,020
Want Want China Holdings	51,200		36,111

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
China - 22.4% (continued)
Weichai Power, Cl. H	23,400	[a]	40,124
Yanzhou Coal Mining, Cl. H	29,000		21,895
Yum China Holdings	1,198		58,055
Zhejiang Expressway, Cl. H	7,700		5,799
Zhongsheng Group Holdings	4,000		15,927
Zhuzhou CRRC Times Electric, Cl. H	600		1,841
Zijin Mining Group, Cl. H	38,200	[a]	15,718
ZTE, Cl. H	2,800		7,888
			4,290,250
Colombia - .2%
Cementos Argos	615		596
Corporacion Financiera Colombiana	160	[a]	1,029
Ecopetrol	42,269		22,101
Grupo Argos	937		2,213
Grupo de Inversiones Suramericana	530		2,913
Interconexion Electrica	2,481		11,481
			40,333
Czech Republic - .2%
CEZ	896	[a]	16,731
Komercni Banka	320		6,789
Moneta Money Bank	10,448	[b]	21,887
			45,407
Egypt - .2%
Commercial International Bank Egypt	7,182		29,158
Talaat Moustafa Group	1,420		512
			29,670
Greece - .4%
Eurobank Ergasias Services & Holdings	1,982	[a]	804
FF Group	119	[a,d]	0
Hellenic Telecommunications Organization	2,009	[a]	26,410
JUMBO	356		5,588
Motor Oil Hellas Corinth Refineries	948		13,969
OPAP	3,154		28,421
			75,192
Hong Kong - 3.7%
Beijing Enterprises Holdings	5,800		20,642
Beijing Enterprises Water Group	8,600		3,274
Brilliance China Automotive Holdings	1,200	[a]	1,087
China Everbright	2,400		3,653
China Everbright International	2,400		1,373
China Gas Holdings	3,900		14,236
China Jinmao Holdings Group	30,000	[a]	20,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Hong Kong - 3.7% (continued)
China Mengniu Dairy	7,800		27,464
China Mobile	6,600		52,789
China Power International Development	16,700		3,339
China Resources Beer Holdings	4,000		18,948
China Resources Cement Holdings	10,000		13,344
China Resources Gas Group	2,400		13,442
China Resources Land	17,000		68,299
China Resources Power Holdings	12,500		14,761
China State Construction International Holdings	1,900		1,462
China Taiping Insurance Holdings	20,300	[a]	33,995
China Unicom Hong Kong	45,000		28,909
CITIC	104,000		106,395
Far East Horizon	2,900		2,307
Geely Automobile Holdings	20,900		31,879
Guangdong Investment	15,300		31,527
Haier Electronics Group	4,900		13,574
Kingboard Holdings	10,000		24,516
Kunlun Energy	46,000		30,039
Lee & Man Paper Manufacturing	10,000		6,050
Nine Dragons Paper Holdings	9,700		9,363
Shanghai Industrial Holdings	3,800		6,368
Shanghai Industrial Urban Development Group	3,800		371
Shimao Property Holdings	15,900		63,771
Sino Biopharmaceutical	11,250		16,566
Sun Art Retail Group	9,400		15,542
Yuexiu Property	46,000		8,685
			708,759
Hungary - .4%
MOL Hungarian Oil & Gas	4,837		30,777
OTP Bank	1,083	[a]	32,190
Richter Gedeon	341		7,315
			70,282
Indonesia - 1.2%
Adaro Energy	297,700		18,367
Astra International	74,900	[a]	19,365
Bank Central Asia	14,400		25,003
Bank Danamon Indonesia	9,100		1,516
Bank Mandiri	77,300		23,142
Bank Negara Indonesia	17,800		4,897
Charoen Pokphand Indonesia	14,900	[a]	4,601
Gudang Garam	2,800	[a]	8,524

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Indonesia - 1.2% (continued)
Hanjaya Mandala Sampoerna	14,800	[a]	1,574
Indah Kiat Pulp & Paper	6,700	[a]	2,495
Indocement Tunggal Prakarsa	3,700	[a]	2,893
Indofood CBP Sukses Makmur	5,000	[a]	3,310
Indofood Sukses Makmur	56,800	[a]	24,884
Jasa Marga	7,100	[a]	1,502
Kalbe Farma	37,300	[a]	3,608
Matahari Department Store	2,900	[a]	238
Media Nusantara Citra	9,700	[a]	595
Pakuwon Jati	12,900	[a]	326
Perusahaan Gas Negara	261,700	[a]	14,965
Surya Citra Media	7,900		467
Telekomunikasi Indonesia	223,000	[a]	52,410
Tower Bersama Infrastructure	37,300	[a]	2,976
Unilever Indonesia	13,200		7,301
United Tractors	11,600	[a]	12,696
Waskita Karya	6,200	[a]	252
			237,907
Malaysia - 1.2%
AirAsia	10,200	[a]	1,921
Astro Malaysia Holdings	5,800		1,270
British American Tobacco Malaysia	600		1,759
CIMB Group Holdings	6,200		4,946
Dialog Group	2,100		1,616
Digi	22,500		24,199
FGV Holdings	4,000	[a]	783
Genting	10,700		10,310
Genting Malaysia	4,400		2,412
HAP Seng Consolidated	600		1,024
IOI	11,300		10,652
IOI Properties Group	1,300	[a]	307
Kuala Lumpur Kepong	1,100		5,362
Malayan Banking	13,500		23,700
Malaysia Airports Holdings	900		1,095
Maxis	10,800		13,711
Petronas Chemicals Group	11,300		14,587
Petronas Dagangan	800		3,738
Petronas Gas	3,400		12,160
Public Bank	6,200		23,532
Sime Darby	31,300		14,495
Sime Darby Plantation	4,500		5,137
Sime Darby Property	4,500		678
Tenaga Nasional	15,000		42,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Malaysia - 1.2% (continued)
Westports Holdings	1,800		1,502
YTL	16,042	[a]	2,837
			226,358
Mexico - 2.6%
ALEATICA	3,600	[a]	2,795
Alfa, Cl. A	100,200		41,035
America Movil, Ser. L	298,100		180,089
Arca Continental	800		3,076
Cemex	65,248		13,807
Coca-Cola Femsa	4,900		19,609
El Puerto de Liverpool, CI. C1	240	[a]	606
Fibra Uno Administracion	23,200		19,262
Fomento Economico Mexicano	5,500		35,488
Gentera	3,400	[a]	1,367
Gruma, Cl. B	855		8,095
Grupo Aeroportuario del Pacifico, Cl. B	2,700		16,762
Grupo Aeroportuario del Sureste, Cl. B	395	[a]	3,947
Grupo Bimbo, Ser. A	4,500		6,598
Grupo Carso, Ser. A1	900		1,788
Grupo Financiero Banorte, Cl. O	11,100	[a]	30,388
Grupo Lala	1,100		518
Grupo Mexico, Ser. B	22,400		47,633
Industrias Penoles	690		5,282
Infraestructura Energetica Nova	500		1,659
Kimberly-Clark de Mexico, Cl. A	6,000		8,477
Orbia Advance	9,247		11,000
Promotora y Operadora de Infraestructura	345	[a]	2,391
Wal-Mart de Mexico	17,600		42,479
			504,151
Netherlands - .0%
Prosus	55	[a]	4,175
Peru - .2%
Credicorp	137		20,416
Southern Copper	368	[c]	11,938
			32,354
Philippines - 1.5%
Aboitiz Power	2,800		1,513
Altus San Nicolas	27	[a,e]	3
Ayala	530		6,015
Ayala Land	6,000		3,669
Bank of the Philippine Islands	470		538
BDO Unibank	1,020		2,026

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Philippines - 1.5% (continued)
Energy Development	32,900	[a,e]	4,732
Globe Telecom	295		12,651
GT Capital Holdings	169	[a]	1,505
International Container Terminal Services	890		1,572
JG Summit Holdings	4,660	[a]	4,680
Jollibee Foods	500		1,411
Manila Electric	2,370		11,867
Megaworld	3,567,400	[a]	180,317
Metro Pacific Investments	19,100		962
PLDT	1,655		41,902
Robinsons Land	1,200	[a]	355
SM Investments	605	[a]	9,855
SM Prime Holdings	5,100	[a]	3,043
Universal Robina	880		2,150
			290,766
Poland - 1.1%
Bank Millennium	1,366	[a]	928
Bank Polska Kasa Opieki	1,581	[a]	19,837
CCC	18	[a]	225
Eurocash	409	[a]	2,111
Grupa Lotos	535	[a]	8,055
Jastrzebska Spolka Weglowa	236	[a]	780
KGHM Polska Miedz	1,049	[a]	19,503
mBank	21		1,110
Orange Polska	10,740	[a]	18,076
PGE Polska Grupa Energetyczna	6,204	[a]	6,174
Polski Koncern Naftowy ORLEN	3,407		51,288
Polskie Gornictwo Naftowe i Gazownictwo	9,339	[a]	8,370
Powszechna Kasa Oszczednosci Bank Polski	4,476	[a]	23,745
Powszechny Zaklad Ubezpieczen	6,849	[a]	50,048
Santander Bank Polska	65	[a]	2,553
			212,803
Qatar - .3%
Barwa Real Estate	2,122		1,667
Ezdan Holding Group	9,322		1,896
Masraf Al Rayan	21,037		22,043
Ooredoo	9,675		16,968
Qatar Electricity & Water	857		3,551
Qatar Fuel	3,554		15,609
Qatar Insurance	976		537
			62,271

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Romania - .0%
NEPI Rockcastle	51		215
Russia - 7.1%
Alrosa	45,260	[a]	37,986
Gazprom	62,020	[a]	159,026
Inter RAO UES	769,200		51,901
LUKOIL	5,000		325,815
Magnitogorsk Iron & Steel Works	44,400		24,110
MMC Norilsk Nickel	559		154,449
Mobile TeleSystems	5,530		23,836
Mobile Telesystems, ADR	6,647		56,965
Moscow Exchange MICEX-RTS	3,010		4,881
Novatek, GDR	157		22,072
Novolipetsk Steel	22,710		39,322
PhosAgro, GDR	2,451		29,620
Polyus	173	[a]	28,205
Rosneft Oil	10,310		46,715
Rostelecom	3,120	[a]	3,454
RusHydro	495,400	[a]	4,213
Sberbank of Russia	46,240	[a]	123,113
Severstal	2,668		32,011
Sistema, GDR	2,559	[a]	10,123
Surgutneftegas	40,400	[a]	20,237
Tatneft	11,770		87,406
VTB Bank	76,900,000	[a]	36,221
X5 Retail Group, GDR	950		28,185
			1,349,866
Saudi Arabia - 1.1%
Al Rajhi Bank	4,337		65,849
National Commercial Bank	2,492		24,566
Riyad Bank	6,094		27,518
Samba Financial Group	3,784		23,598
Saudi Telecom	2,768		66,575
			208,106
South Africa - 3.1%
Anglo American Platinum	90		4,752
AngloGold Ashanti	2,991		73,455
Aspen Pharmacare Holdings	632	[a]	3,946
Bid	1,598		20,850
Capitec Bank Holdings	36	[a]	1,749
Clicks Group	1,085		13,516
Exxaro Resources	3,208		18,683
Gold Fields	6,015		44,549
Growthpoint Properties	1,967		1,480

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
South Africa - 3.1% (continued)
Hyprop Investments	584	[a]	600
Investec	1,094		2,269
Kumba Iron Ore	692		13,170
Liberty Holdings	407		1,550
Life Healthcare Group Holdings	2,904		2,800
Massmart Holdings	829	[a]	1,105
Mr Price Group	1,180		8,232
MTN Group	24,284		63,790
MultiChoice Group	3,648	[a]	17,179
Naspers, Cl. N	55	[a]	8,603
Nedbank Group	3,297		19,055
Netcare	13,780		11,535
Ninety One	504	[a]	1,062
Old Mutual	61,165		44,336
Pick n Pay Stores	7,302		22,631
PSG Group	46		395
Rand Merchant Investment Holdings	1,429		1,930
Redefine Properties	5,077		623
Remgro	579		4,283
Resilient REIT	77		146
RMB Holdings	918	[a]	2,627
Sanlam	9,679		30,950
Sappi	3,716	[a]	4,516
Shoprite Holdings	1,475		8,531
Standard Bank Group	5,602		30,901
Steinhoff International Holdings	6,780		406
Telkom	3,791		4,225
The Bidvest Group	2,086		16,965
The Foschini Group	892		3,518
The SPAR Group	4,018		38,370
Tiger Brands	427		4,164
Truworths International	1,438		2,291
Tsogo Sun Gaming	1,970		273
Vodacom Group	5,223	[c]	34,753
			590,764
South Korea - 15.9%
Amorepacific	25		3,612
Amorepacific	75		3,560
BGF	34		135
BGF Retail	18		2,317
BNK Financial Group	1,032		4,245
Cheil Worldwide	508		7,305
CJ	623		41,579

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
South Korea - 15.9% (continued)
CJ ENM	13		1,372
CJ Logistics	11	[a]	1,333
Coway	549		27,487
Daelim Industrial	390		27,929
Daewoo Engineering & Construction	487	[a]	1,430
DB Insurance	371		13,364
DGB Financial Group	401		1,742
Dongsuh	36		510
Doosan Bobcat	985		19,097
E-MART	99		9,784
GS Engineering & Construction	526		10,980
GS Holdings	714		22,440
GS Retail	104		3,218
Hana Financial Group	2,016		45,913
Hankook Tire & Technology	339		5,865
Hanmi Pharm	2		423
Hanon Systems	432		3,220
Hanssem	10		600
Hanwha	2,532		42,592
Hanwha Life Insurance	1,413		2,069
Hanwha Solutions	711		8,540
HDC Holdings	162		1,241
HDC Hyundai Development Co-Engineering & Construction	226		3,511
Hotel Shilla	332		23,004
Hyosung Advanced Materials	23	[a]	1,523
Hyosung Chemical	17		1,612
Hyosung Heavy Industries	50	[a]	742
Hyosung TNC	22		2,366
Hyundai Construction Equipment	32		487
Hyundai Department Store	32		1,897
Hyundai Electric & Energy System	32	[a]	218
Hyundai Engineering & Construction	814		23,535
Hyundai Glovis	353		29,525
Hyundai Heavy Industries Holdings	119		23,491
Hyundai Marine & Fire Insurance	1,141		24,346
Hyundai Mobis	671		93,874
Hyundai Motor	1,847		142,560
Industrial Bank of Korea	1,758		11,448
Kangwon Land	246		5,077
KB Financial Group	1,872		53,663
KCC	28		3,759
KCC Glass	26	[a]	620

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
South Korea - 15.9% (continued)
Kia Motors	3,266		79,868
Korea Aerospace Industries	608		12,864
Korea Gas	685		15,223
Korea Investment Holdings	240		9,763
Korea Shipbuilding & Offshore Engineering	344	[a]	23,102
Korea Zinc	89		28,278
Korean Air Lines	1,159		18,942
KT	645		12,666
KT&G	706		47,094
Kumho Petrochemical	176		11,071
LG	415		20,938
LG Electronics	1,574		71,213
LG Household & Health Care	34		38,457
LG Innotek	112		12,197
LG Uplus	1,359		14,940
Lotte	19		621
Lotte Confectionery	3		316
Lotte Shopping	289		23,457
Meritz Securities	3,792		10,222
Mirae Asset Daewoo	2,120		9,642
NCSoft	22		11,534
NH Investment & Securities	1,174		9,381
OCI	107		3,526
Ottogi	3		1,339
POSCO	665		100,060
Posco International	1,100		12,686
S-1	44		3,110
Samsung Card	61		1,492
Samsung Electro-Mechanics	219		20,502
Samsung Electronics	29,964		1,234,730
Samsung Engineering	1,500	[a]	14,245
Samsung Life Insurance	585		23,393
Samsung SDI	94		22,577
Samsung SDS	78		10,444
Samsung Securities	317		7,867
Shinhan Financial Group	3,244		80,667
Shinsegae	100		21,858
SK Holdings	640		96,069
SK Hynix	1,522		103,570
SK Telecom	132		22,818
Woori Financial Group	2,603		18,113

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
South Korea - 15.9% (continued)
Yuhan	68		2,621
			3,044,636
Taiwan - 16.8%
Acer	41,000		22,686
Advantech	1,099	[a]	10,322
ASE Technology Holding	18,000	[a]	39,668
Asia Cement	14,000	[a]	20,382
Asustek Computer	9,000	[a]	60,707
Catcher Technology	2,000	[a]	15,088
Cathay Financial Holding	40,000	[a]	53,137
Chailease Holding	6,262	[a]	23,530
Chang Hwa Commercial Bank	8,677	[a]	5,657
Cheng Shin Rubber Industry	5,000	[a]	5,732
Chicony Electronics	12,055		33,894
China Airlines	13,000	[a]	3,543
China Development Financial Holding	63,000	[a]	18,894
China Life Insurance	21,652	[a]	14,613
China Steel	52,000	[a]	34,575
Compal Electronics	37,000	[a]	23,516
CTBC Financial Holding	115,000	[a]	76,179
Delta Electronics	7,000	[a]	32,469
E.Sun Financial Holding	8,639	[a]	7,778
Eclat Textile	1,000	[a]	9,853
EVA Airways	10,250	[a]	3,889
Evergreen Marine	6,300	[a]	2,317
Far Eastern New Century	23,000	[a]	19,829
Far EasTone Telecommunications	9,000	[a]	19,961
Feng Tay Enterprise	1,232	[a]	6,939
First Financial Holding	11,225	[a]	8,189
Formosa Plastics	17,000	[a]	49,428
Formosa Taffeta	3,000	[a]	3,403
Foxconn Technology	3,060	[a]	5,825
Fubon Financial Holding	62,000	[a]	86,977
Giant Manufacturing	1,000	[a]	5,835
Highwealth Construction	6,100		8,808
Hon Hai Precision Industry	157,804	[a]	401,813
Hotai Motor	2,000	[a]	36,370
Hua Nan Financial Holdings	9,990	[a]	6,435
Inventec	49,000	[a]	38,337
Lite-On Technology	27,000		41,883
MediaTek	6,000	[a]	82,034
Mega Financial Holding	23,000	[a]	23,019
Micro-Star International	5,000	[a]	15,389

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Taiwan - 16.8% (continued)
Nanya Technology	1,000	[a]	2,124
Novatek Microelectronics	7,000	[a]	43,230
Pegatron	56,000	[a]	122,224
Phison Electronics	1,000	[a]	9,377
Pou Chen	23,000	[a]	21,436
Powertech Technology	11,000	[a]	36,715
President Chain Store	4,000	[a]	41,270
Quanta Computer	46,000	[a]	98,869
Realtek Semiconductor	2,000	[a]	16,941
Ruentex Industries	600	[a]	1,368
Shin Kong Financial Holding	58,907	[a]	16,615
SinoPac Financial Holdings	38,000	[a]	15,342
Standard Foods	1,154	[a]	2,591
Synnex Technology International	35,600	[a]	47,344
Taishin Financial Holding	17,557	[a]	7,409
Taiwan Business Bank	6,076	[a]	2,180
Taiwan Cement	29,815	[a]	42,624
Taiwan Cooperative Financial Holding	6,861	[a]	4,565
Taiwan Mobile	13,000	[a]	46,743
Taiwan Semiconductor Manufacturing	83,760		841,743
The Shanghai Commercial & Savings Bank	20,000	[a]	29,099
Transcend Information	1,000	[a]	2,363
Uni-President Enterprises	44,360	[a]	102,607
United Microelectronics	106,000	[a]	54,981
Vanguard International Semiconductor	4,000	[a]	9,256
Wistron	109,020	[a]	101,294
WPG Holdings	42,880	[a]	55,369
Yageo	2,000	[a]	25,974
Yuanta Financial Holding	44,000	[a]	24,803
Zhen Ding Technology Holding	6,000	[a]	21,226
			3,226,585
Thailand - 3.0%
Advanced Info Service	11,700		71,138
Airports of Thailand	4,600		8,776
Bangkok Dusit Medical Services, Cl. F	25,000		15,858
Bangkok Expressway & Metro	3,300		947
Banpu	37,600		6,685
BEC World	3,600	[a]	549
Berli Jucker	1,100		1,352
BTS Group Holdings	39,500		13,931
Bumrungrad Hospital	400		1,447
Central Pattana	1,000		1,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Thailand - 3.0% (continued)
Central Retail	1,583	[a]	1,785
Charoen Pokphand Foods	42,400		35,141
CP ALL	23,200		50,513
Delta Electronics Thailand	1,100		1,506
Electricity Generating	300		2,607
Glow Energy	6,900	[a,e]	19,367
Home Product Center	6,800		2,851
Indorama Ventures	44,200		38,855
Intouch Holdings	17,300		28,414
IRPC	92,800		7,618
Kasikornbank	3,100		8,191
KCE Electronics	800		426
Krung Thai Bank	6,300		2,109
Minor International	1,900	[a]	1,231
PTT	82,469		89,747
PTT Exploration & Production	17,600		44,907
PTT Global Chemical	44,400		51,321
Thai Oil	38,300		48,037
Thai Union Group	36,000		14,500
The Siam Commercial Bank	3,200		6,673
TMB Bank	21,300		619
True	9,200		942
			579,535
Turkey - 1.0%
Akbank	15,036	[a]	12,532
Arcelik	1,594		3,744
BIM Birlesik Magazalar	2,656		21,043
Cola-Cola Icecek	254		1,328
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,149		557
Eregli Demir ve Celik Fabrikalari	16,557	[a]	19,029
Ford Otomotiv Sanayi	300		2,719
Haci Omer Sabanci Holding	6,990		8,190
KOC Holding	17,881		39,281
Petkim Petrokimya Holding	3,720	[a]	1,889
TAV Havalimanlari Holding	994		2,592
Tofas Turk Otomobil Fabrikasi	769		2,461
Tupras Turkiye Petrol Rafinerileri	1,396	[a]	18,115
Turk Telekomunikasyon	2,347		2,449
Turkcell Iletisim Hizmetleri	12,526		24,939
Turkiye Garanti Bankasi	13,393	[a]	15,781
Turkiye Halk Bankasi	2,525	[a]	1,859
Turkiye Is Bankasi, Cl. C	25,355	[a]	17,754

Description		Shares		Value ($)
Common Stocks - 88.7% (continued)
Turkey - 1.0% (continued)
Ulker Biskuvi Sanayi		308	[a]	1,045
Yapi ve Kredi Bankasi		2,812	[a]	835
				198,142
United Arab Emirates - .9%
Aldar Properties		39,085		19,285
DP World		494		7,892
Dubai Islamic Bank		1,423		1,416
Emaar Development		5,980	[a]	3,719
Emaar Malls		7,453	[a]	2,591
Emaar Properties		45,317	[a]	33,316
Emirates Telecommunications Group		19,879		83,726
First Abu Dhabi Bank		4,542		14,192
				166,137
Total Common Stocks (cost $18,305,721)				17,011,363

Exchange-Traded Funds - 8.5%
United States - 8.5%
iShares India 50 ETF		4,800	[a]	137,424
iShares MSCI Emerging Markets ETF		4,386	[c]	160,703
iShares MSCI India ETF		21,188	[c]	573,135
KraneShares Bosera MSCI China A ETF		24,916		762,430
Total Exchange-Traded Funds (cost $1,684,872)				1,633,692
	Preferred Dividend Yield (%)
Preferred Stocks - 2.5%
Brazil - 1.1%
Banco Bradesco	11.16	12,350		43,628
Braskem, Cl. A	3.87	4,000	[a]	15,705
Centrais Eletricas Brasileiras, Cl. B	6.30	1,000		5,077
Cia Energetica de Minas Gerais	8.26	10,800		18,808
Itau Unibanco Holding	9.31	500		2,108
Itausa - Investimentos Itau	6.20	14,460		23,959
Petroleo Brasileiro	5.25	21,900		72,733
Telefonica Brasil	4.88	3,400		28,792
				210,810
Chile - .1%
Embotelladora Andina, Cl. B	5.18	649		1,550
Sociedad Quimica y Minera de Chile, Cl. B	4.41	656		15,597
				17,147
Colombia - .1%
Bancolombia	7.09	1,708		11,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - 2.5% (continued)
Colombia - .1% (continued)
Grupo Aval Acciones y Valores	7.76	50,857		10,855
Grupo de Inversiones Suramericana	3.28	234		1,111
				23,200
Russia - .3%
Surgutneftegas	21.43	43,200	[a]	21,156
Transneft	8.26	22	[a]	40,350
				61,506
South Korea - .9%
Amorepacific	1.65	23		1,186
CJ	3.29	65		3,074
Hyundai Motor	7.19	216		10,427
LG Chem	1.34	17		2,420
LG Household & Health Care	1.55	9		5,374
Samsung Electronics	3.49	4,114		143,277
				165,758
Total Preferred Stocks (cost $665,576)				478,421
		Number of Rights
Rights - .0%
Hong Kong - .0%
Legend Holdings		362	[e]	5
Taiwan - .0%
Shin Kong Financial Holding		1,493		37
Total Rights (cost $0)				42
	Maturity Date	Number of Warrants
Warrants - .0%
Thailand - .0%
Bts Group Holdings (cost $0)	2/16/2021	3,890		118
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,857)	0.33	12,857	[f]	12,857

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $202,332)	0.33	202,332	[f]	202,332
Total Investments (cost $20,871,358)		100.9%		19,338,825
Liabilities, Less Cash and Receivables		(.9%)		(167,495)
Net Assets		100.0%		19,171,330

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

REIT—Real Estate Investment Trust

RTS—Russian Trading System

aNon-income producing security.

bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $167,063 or .87% of net assets.

cSecurity, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $783,846 and the value of the collateral was $820,412, consisting of cash collateral of $202,332 and U.S. Government & Agency securities valued at $618,080.

dThe fund held Level 3 securities at April 30, 2020, these securities were valued at $0 or .0% of net assets.

eThe valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At April 30, 2020, the value of this security amounted to $24,107 or .13% of net assets.

fInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	14.5
Banks	12.2
Investment Companies	9.7
Energy	9.6
Materials	7.8
Semiconductors & Semiconductor Equipment	6.5
Telecommunication Services	6.3
Insurance	4.8
Capital Goods	4.8
Real Estate	3.9
Retailing	3.4
Utilities	3.3
Food, Beverage & Tobacco	3.0
Automobiles & Components	2.4
Food & Staples Retailing	1.9
Media & Entertainment	1.5
Consumer Durables & Apparel	1.1
Transportation	1.0
Diversified Financials	1.0
Consumer Services	.6
Household & Personal Products	.6
Health Care Equipment & Services	.5
Pharmaceuticals Biotechnology & Life Sciences	.3
Commercial & Professional Services	.1
Software & Services	.1
100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Company	Value 10/31/19 ($)	Purchases ($)	Sales ($)	Value 4/30/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	3,543,662	(3,530,805)	12,857.1		720
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	21,251	9,903,196	(9,722,115)	202,332	1.1	-
Total	21,251	13,446,858	(13,252,920)	215,189	1.2	720

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $783,846)—Note 1(c):
Unaffiliated issuers	20,656,169	19,123,636
Affiliated issuers	215,189	215,189
Cash		13,769
Cash denominated in foreign currency	39,016	39,228
Dividends and securities lending income receivable		27,941
Receivable for investment securities sold		8,177
Tax reclaim receivable		4,826
Receivable for shares of Beneficial Interest subscribed		450
Prepaid expenses		23,692
		19,456,908
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		10,701
Liability for securities on loan—Note 1(c)		202,332
Payable for shares of Beneficial Interest redeemed		16,801
Trustees’ fees and expenses payable		374
Other accrued expenses		55,370
		285,578
Net Assets ($)		19,171,330
Composition of Net Assets ($):
Paid-in capital		23,105,878
Total distributable earnings (loss)		(3,934,548)
Net Assets ($)		19,171,330

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	2,851,463	25,412	1,429,383	14,865,072
Shares Outstanding	271,796	2,416.61	135,675	1,414,835
Net Asset Value Per Share ($)	10.49	10.52	10.54	10.51

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $35,268 foreign taxes withheld at source):
Unaffiliated issuers	296,036
Affiliated issuers	720
Income from securities lending—Note 1(c)	1,168
Total Income	297,924
Expenses:
Management fee—Note 3(a)	74,364
Custodian fees—Note 3(c)	106,572
Professional fees	57,576
Registration fees	30,618
Shareholder servicing costs—Note 3(c)	11,553
Chief Compliance Officer fees—Note 3(c)	6,707
Prospectus and shareholders’ reports	5,502
Trustees’ fees and expenses—Note 3(d)	1,569
Loan commitment fees—Note 2	243
Distribution fees—Note 3(b)	128
Miscellaneous	8,955
Total Expenses	303,787
Less—reduction in expenses due to undertaking—Note 3(a)	(203,798)
Net Expenses	99,989
Investment Income—Net	197,935
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(334,685)
Net realized gain (loss) on forward foreign currency exchange contracts	(9,034)
Net Realized Gain (Loss)	(343,719)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,988,356)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(535)
Net Change in Unrealized Appreciation (Depreciation)	(3,988,891)
Net Realized and Unrealized Gain (Loss) on Investments	(4,332,610)
Net (Decrease) in Net Assets Resulting from Operations	(4,134,675)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations ($):
Investment income—net	197,935	778,321
Net realized gain (loss) on investments	(343,719)	(443,736)
Net change in unrealized appreciation (depreciation) on investments	(3,988,891)	961,142
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,134,675)	1,295,727
Distributions ($):
Distributions to shareholders:
Class A	(179,395)	(91,992)
Class C	(513)	(790)
Class I	(70,060)	(5,750)
Class Y	(600,093)	(402,840)
Total Distributions	(850,061)	(501,372)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	49,213	11,723,973
Class C	-	20,601
Class I	299,010	2,337,121
Class Y	1,238,656	2,216,179
Distributions reinvested:
Class A	178,565	91,028
Class C	37	319
Class I	69,125	5,094
Class Y	600,093	402,840
Cost of shares redeemed:
Class A	(3,395,448)	(5,457,790)
Class C	(20,644)	-
Class I	(725,776)	(312,272)
Class Y	(1,542,965)	(3,244,695)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,250,134)	7,782,398
Total Increase (Decrease) in Net Assets	(8,234,870)	8,576,753
Net Assets ($):
Beginning of Period	27,406,200	18,829,447
End of Period	19,171,330	27,406,200

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Capital Share Transactions (Shares):
Class A
Shares sold	4,007	926,667
Shares issued for distributions reinvested	13,497	7,630
Shares redeemed	(292,506)	(441,069)
Net Increase (Decrease) in Shares Outstanding	(275,002)	493,228
Class C
Shares sold	-	1,691
Shares issued for distributions reinvested	3	27
Shares redeemed	(1,549)	-
Net Increase (Decrease) in Shares Outstanding	(1,546)	1,718
Class I
Shares sold	26,977	183,478
Shares issued for distributions reinvested	5,215	425
Shares redeemed	(62,093)	(24,486)
Net Increase (Decrease) in Shares Outstanding	(29,901)	159,417
Class Y
Shares sold	101,067	175,166
Shares issued for distributions reinvested	45,324	33,711
Shares redeemed	(141,213)	(260,551)
Net Increase (Decrease) in Shares Outstanding	5,178	(51,674)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2020		Year Ended October 31,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.85	12.34	13.88	11.37	10.25	11.99
Investment Operations:
Investment income—net[a]	.09	.37	.29	.20	.09	.23
Net realized and unrealized gain (loss) on investments	(2.08)	.43	(1.58)	2.53	1.11	(1.92)
Total from Investment Operations	(1.99)	.80	(1.29)	2.73	1.20	(1.69)
Distributions:
Dividends from investment income—net	(.37)	(.29)	(.25)	(.22)	(.08)	(.05)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.37)	(.29)	(.25)	(.22)	(.08)	(.05)
Net asset value, end of period	10.49	12.85	12.34	13.88	11.37	10.25
Total Return (%)[c]	(16.08)[d]	6.62	(9.46)	24.63	11.80	(14.11)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.50[e]	2.03	2.88	4.21	4.70	4.50
Ratio of net expenses to average net assets	1.00[e]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets	1.41[e]	2.82	2.05	1.90	.91	2.04
Portfolio Turnover Rate	26.79[d]	78.68	35.64	47.92	80.13	32.52
Net Assets, end of period ($ x 1,000)	2,851	7,029	661	284	592	105

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

Six Months Ended
April 30, 2020		Year Ended October 31,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.78	12.29	13.82	11.30	10.17	11.98
Investment Operations:
Investment income—net[a]	.03	.24	.17	.15	.07	.13
Net realized and unrealized gain (loss) on investments	(2.08)	.46	(1.55)	2.46	1.06	(1.90)
Total from Investment Operations	(2.05)	.70	(1.38)	2.61	1.13	(1.77)
Distributions:
Dividends from investment income—net	(.21)	(.21)	(.15)	(.09)	-	(.04)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.21)	(.21)	(.15)	(.09)	-	(.04)
Net asset value, end of period	10.52	12.78	12.29	13.82	11.30	10.17
Total Return (%)[c]	(16.37)[d]	5.82	(10.12)	23.35	11.11	(14.83)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.95[e]	3.19	3.69	4.24	4.92	5.12
Ratio of net expenses to average net assets	1.75[e]	1.75	1.75	1.75	1.75	1.75
Ratio of net investment income to average net assets	.49[e]	1.85	1.27	1.25	.72	1.18
Portfolio Turnover Rate	26.79[d]	78.68	35.64	47.92	80.13	32.52
Net Assets, end of period ($ x 1,000)	25	51	28	31	25	81

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2020		Year Ended October 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.94	12.39	13.89	11.40	10.27	12.00
Investment Operations:
Investment income—net[a]	.10	.42	.21	.47	.07	.25
Net realized and unrealized gain (loss) on investments	(2.08)	.42	(1.43)	2.25	1.16	(1.92)
Total from Investment Operations	(1.98)	.84	(1.22)	2.72	1.23	(1.67)
Distributions:
Dividends from investment income—net	(.42)	(.29)	(.28)	(.23)	(.10)	(.06)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.42)	(.29)	(.28)	(.23)	(.10)	(.06)
Net asset value, end of period	10.54	12.94	12.39	13.89	11.40	10.27
Total Return (%)	(15.99)[c]	6.99	(9.01)	24.50	12.19	(13.99)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.57[d]	1.90	2.60	2.99	2.71	4.08
Ratio of net expenses to average net assets	.75[d]	.75	.75	.75	.75	.75
Ratio of net investment income to average net assets	1.67[d]	3.30	1.84	3.37	.91	2.19
Portfolio Turnover Rate	26.79[c]	78.68	35.64	47.92	80.13	32.52
Net Assets, end of period ($ x 1,000)	1,429	2,142	76	587	26	6,328

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2020		Year Ended October 31,
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.90	12.36	13.89	11.40	10.27	12.00
Investment Operations:
Investment income—net[a]	.10	.35	.31	.29	.23	.09
Net realized and unrealized gain (loss) on investments	(2.07)	.48	(1.56)	2.43	1.00	(1.76)
Total from Investment Operations	(1.97)	.83	(1.25)	2.72	1.23	(1.67)
Distributions:
Dividends from investment income—net	(.42)	(.29)	(.28)	(.23)	(.10)	(.06)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.42)	(.29)	(.28)	(.23)	(.10)	(.06)
Net asset value, end of period	10.51	12.90	12.36	13.89	11.40	10.27
Total Return (%)	(15.96)[c]	6.93	(9.23)	24.49	12.19	(13.99)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.42[d]	1.76	2.51	3.11	4.65	2.09
Ratio of net expenses to average net assets	.75[d]	.75	.75	.75	.75	.75
Ratio of net investment income to average net assets	1.65[d]	2.75	2.28	2.33	2.28	.98
Portfolio Turnover Rate	26.79[c]	78.68	35.64	47.92	80.13	32.52
Net Assets, end of period ($ x 1,000)	14,865	18,185	18,064	18,584	12,378	15,390

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Investments Corporation (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2020, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,245 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,056,123	14,955,240††	0	17,011,363
Equity Securities - Preferred Stocks	251,157	277,264††	-	478,421
Exchange-Traded Funds	1,633,692	-	-	1,633,692
Investment Companies	215,189	-	-	215,189
Rights	-	42††	-	42
Warrants	118	-	-	118

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Common Stocks ($)
Balance as of 10/31/2019	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2020†	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2020	-

† Securities deemed as Level 3 have been determined to be worthless causing a lack of significant unobservable inputs by management own assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invest. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2020, The Bank of New York Mellon earned $236 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2020, BNY Mellon Diversified Emerging Markets Fund, an affiliate of the fund, held 1,309,088 Class Y shares representing approximately 71.8% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,976,750 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2019. The fund has $1,321,840 of short–term capital losses and $654,910 of long–term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2019 was as follows: ordinary income $501,372. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2019 through February 28, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after February 28, 2021, the Adviser may terminate this expense limitation of any time. The reduction in expenses, pursuant to the undertaking, amounted to $203,798 during the period ended April 30, 2020.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2020, Class C shares were charged $128 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2020, Class A and Class C shares were charged $6,607 and $43, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2020, the fund was charged $545 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2020, the fund was charged $106,572 pursuant to the custody agreement.

During the period ended April 30, 2020, the fund was charged $6,707 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $9,257, Distribution Plan fees of $15, Shareholder Services Plan fees of $605, custodian fees of $84,900, Chief Compliance Officer fees of $4,438 and transfer agency fees of $192, which are offset against an expense reimbursement currently in effect in the amount of $88,706.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2020, amounted to $6,418,804 and $9,283,681, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2020, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2020:

Average Market Value ($)
Forward contracts	106,070

At April 30, 2020, accumulated net unrealized depreciation on investments was $1,532,533, consisting of $2,381,426 gross unrealized appreciation and $3,913,959 gross unrealized depreciation.

At April 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan Liquidation:

On May 5, 2020, the Board approved a Plan of Liquidation (the “Plan”). The Plan provides for the liquidation of the fund, the pro rata distribution of the assets of the fund to its shareholders and the closing of fund shareholder accounts (the “Liquidation”). The Liquidation of the fund will be effective on or about July 10, 2020. Accordingly, effective June 9, 2020, the fund is closed to any investments for new accounts.

NOTES

NOTES

For More Information

BNY Mellon Strategic Beta Emerging Markets Equity Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DOFAX Class C: DOFCX Class I: DOFIX Class Y: DOFYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6342SA0420

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      June 25, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)